Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest and Finance Costs [Abstract]
Interest costs on long-term debt, including amortization of financing costs	$ 129,791	$ 149,804
Discount on receivable from drilling contract	(1,816)	5,419
Capitalized borrowing costs	(12,361)	(14,378)
Commissions, commitment fees and other financial expenses	364	1,142
Total	$ 115,978	$ 141,987